Xtrackers US 0-1 Year Treasury ETF Average Annual Total Returns		12 Months Ended	15 Months Ended
	Sep. 25, 2026	Dec. 31, 2025	Dec. 31, 2025
ICE U.S. Treasury Short Bond Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.30%	4.39%
ICE BofA U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.19%	3.27%
Xtrackers US 0-1 Year Treasury ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.57%	2.64%
Xtrackers US 0-1 Year Treasury ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.50%	2.59%
Xtrackers US 0-1 Year Treasury ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	4.34%
Performance Inception Date	Oct. 09, 2024